AMERICAN INDEPENDENCE FUNDS TRUST II

(the “Trust”)

SUPPLEMENT DATED MARCH 2, 2015

TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2015

AMERICAN INDEPENDENCE MAR TACTICAL CONSERVATIVE FUND

(CUSIP NUMBERS:  026763409, 026763102, 026763201, 026763300)

AMERICAN INDEPENDENCE MAR TACTICAL AGGRESSIVE GROWTH FUND

(CUSIP NUMBERS:  026763771, 026763813, 026763797, 026763789)

Effective immediately, please be advised that shares of the American Independence MAR Tactical Conservative Fund and the MAR Tactical Aggressive Growth Fund are currently not available for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE